CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
General and administrative	$ 14,450,094	$ 15,926,103	$ 10,058,083
External research and development fees	6,910,844	6,328,104	7,832,847
Share-based payments	1,531,258	7,443,930	8,052,011
Depreciation and amortization	4,537,415	4,045,523	3,900,458
Legal provision	0	0	757,829
Impairment of right-of-use asset	0	0	89,860
Total operating expenses	27,429,611	33,743,660	30,691,088
Loss from continuing operations	(27,429,611)	(33,743,660)	(30,691,088)
Interest income	(367,735)	(1,292)	(3,691)
Finance expense, net	48,822	69,404	235,581
Gain on settlement of financial liability	(119,453)	(49,792)	(680,164)
Gain on change in fair value of derivative liability	(521,809)	(682,507)	(2,561,456)
Loss on changes in fair value of investments	234,226	858,483	770,874
Net loss from continuing operations	(26,703,662)	(33,937,956)	(28,452,232)
Net income (loss) from discontinued operations	3,096,834	(1,347,473)	(3,347,561)
Net loss	(23,606,828)	(35,285,429)	(31,799,793)
Items that may be subsequently reclassified to loss:
Exchange gain on translation of foreign operations	412,989	31,815	292,573
Comprehensive loss	$ (23,193,839)	$ (35,253,614)	$ (31,507,220)
Basic - continuing operations (in dollars per share)	$ (0.69)	$ (0.97)	$ (2.36)
Diluted - continuing operations (in dollars per share)	(0.69)	(0.97)	(2.36)
Basic - discontinued operations (in dollars per share)	0.08	(0.04)	(0.28)
Diluted - discontinued operations (in dollars per share)	$ 0.08	$ (0.04)	$ (0.28)
Weighted average number of shares outstanding - basic	38,732,381	34,945,210	12,043,961
Weighted average number of shares outstanding – diluted	38,732,381	34,945,210	12,043,961